Vista Point ABS-15G

Exhibit 99-1

Table for Form ABS-15G (Repurchase Reporting) (1)

Vista Point Assets LLC

Name of the Issuing Entity	Deal Name	Closing Date	CIK#	Check if Registered	Name of Originators	Total Assets in ABS by Originator			Assets That Were Subject of Demand⁽³⁾			Assets That Were Repurchased or Replaced⁽⁴⁾			Asset Pending Repurchase or Replacement (within cure period)⁽⁵⁾			Demand in Dispute⁽⁶⁾			Demand Withdrawn⁽⁷⁾			Demand Rejected⁽⁸⁾
Asset Type: Residential Mortgage Loans						(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Vista Point Securitzation Trust 2024-CES1	Asset-Backed Securities, Series 2024-CES1	05/14/2024			Nations Direct Mortgage, LLC	112	22,430,265.44	6.72%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					A.T. Mortgage Corporation	1	149,959.41	0.04%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					AAA Capital Investment, Inc.	18	3,323,873.82	1.00%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Absolute Home Mortgage Corporation	12	1,922,768.47	0.58%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					AHL Funding	2	316,529.34	0.09%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					American Mortgage, Inc	37	5,809,294.47	1.74%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Americas Mortgage Lender, LLC	1	414,525.00	0.12%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					AmeriSave Mortgage Corporation	10	1,189,957.25	0.36%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					AmRes Corporation	6	1,277,452.45	0.38%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					The Turnkey Foundation Inc.	5	1,196,679.73	0.36%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Arcstone Financial Inc.	1	249,795.00	0.07%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					STG Mortgage Inc	15	2,391,508.71	0.72%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Battalion Lending, LLC	1	518,866.30	0.16%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Bayshore Mortgage Funding, LLC	2	249,659.20	0.07%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Best Finance Capital, Inc.	1	132,609.78	0.04%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Royal Pacific Funding Corporation	2	384,580.64	0.12%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Flexpoint Inc.	44	10,605,635.47	3.18%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Button Finance, Inc.	3	790,689.60	0.24%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Cake Mortgage Corp.	1	74,622.37	0.02%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Capital Alliance, LLC	6	2,050,395.84	0.61%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Castle & Cooke Mortgage, LLC	1	74,907.34	0.02%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					City Lending Inc.	1	272,602.00	0.08%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Cornerstone First Mortgage, Inc.	5	1,429,918.09	0.43%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					CTC Mortgage Company LLC	2	789,675.03	0.24%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Developers Mortgage Group LLC	4	347,389.45	0.10%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					DG Pinnacle Funding, LLC	1	325,000.00	0.10%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Drew Mortgage Associates, Inc.	1	109,974.85	0.03%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					East Coast Capital Corp	1	149,586.79	0.04%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Equitable Mortgage & Realty Inc.	2	567,945.97	0.17%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Data Mortgage, Inc.	1	74,865.36	0.02%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Griffin Funding, Inc.	43	8,649,275.12	2.59%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Castle Mortgage Corporation	26	6,582,321.18	1.97%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					First Option Mortgage, LLC	4	437,604.57	0.13%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Foundation Mortgage Corporation	7	1,589,749.90	0.48%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Franklin Loan Corporation	3	308,276.51	0.09%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					FundLoans Capital	181	45,532,576.68	13.63%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Gershman Investment Corp.	1	74,976.68	0.02%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					GreenBox Loans, Inc.	9	2,561,218.29	0.77%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Home Mortgage Alliance Corp.	446	84,238,524.36	25.22%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Home Loan Enterprise	1	189,307.61	0.06%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					FFC Mortgage Corp.	1	349,804.21	0.10%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					JMJ Financial Group	7	1,309,787.04	0.39%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Ladera Lending, Inc.	166	16,695,843.57	5.00%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					OCMBC, Inc.	19	3,323,790.17	1.00%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Maximos Realty Inc.	1	125,000.00	0.04%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Mega Capital Funding, Inc.	19	5,099,396.24	1.53%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					MCM Holdings, Inc.	9	2,768,311.40	0.83%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Callisto Group, Inc.	4	725,037.93	0.22%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Nexera Holding LLC	12	2,351,272.97	0.70%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					North American Financial Corp	5	640,109.83	0.19%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Ixonia Bank	1	169,995.71	0.05%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Oaktree Funding Corp.	94	18,021,414.33	5.40%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Ony Glo, Inc.	5	986,140.81	0.30%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Optionwide Financial Corporation	27	4,997,088.00	1.50%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Bay-Valley Mortgage Group	10	1,715,026.04	0.51%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Pacific Mortgage Capital	2	591,360.39	0.18%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					BM Real Estate Services, Inc.	4	1,642,750.06	0.49%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Radius Financial Group Inc	6	1,139,206.56	0.34%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					New Wave Lending Group Inc.	1	91,969.78	0.03%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					SecurityNational Mortgage Company	1	99,581.98	0.03%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Stockton Mortgage Corporation	3	350,729.98	0.11%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Summit Funding, Inc.	8	1,294,652.95	0.39%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					The Mortgage Firm, Inc.	1	250,192.49	0.07%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Hometown Equity Mortgage, LLC	132	26,571,669.35	7.96%	1	174500.25	0.06%	1	174500.25	0.06%	0	0	0	0	0	0	0	0	0	0	0	0
					United Fidelity Funding Corp.	7	1,427,841.35	0.43%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					MK Lending Corp.	9	1,615,789.98	0.48%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					VanDyk Mortgage Corporation	2	164,864.87	0.05%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Vista Point Mortgage, LLC	145	29,676,321.39	8.89%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
TOTAL						1721	333,980,313.45	100.00%	1	174500.25	0.06%	1	174500.25	0.06%	0	0	0	0	0	0	0	0	0	0	0	0
Grand Total						1721	333,980,313.45	100.00%	1	174500.25	0.06%	1	174500.25	0.06%	0	0	0	0	0	0	0	0	0	0	0	0

Footnotes:

(1)   For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2)   [Reserved.]

(3)   Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4)   “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(5)   “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6)   “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7)   “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8)   “Demand Rejected” shws assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.